Auditor's remuneration and Research and development expenditures (Tables)	12 Months Ended
Dec. 31, 2023
Auditor's remuneration and Research and development expenditures [Abstract]
Auditor's remuneration

Auditor's remuneration
Full year
(in USD million, excluding VAT) 2023 2022 2021
Audit fee 14.9 11.4 14.4
Audit related fee

1.2 1.8 1.1
Tax fee - - -
Other service fee

- - -
Total remuneration 16.1 13.2 15.5